Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs Assets and Liabilities

Summarized below is the information related to the combined VIEs’ assets and liabilities as of December 31, 2018 and 2017, respectively:

	As of December 31, 2018	As of December 31, 2017

Current assets	$51,754,573	$77,474,332
Plant and equipment, net	210,790	222,142
Other noncurrent assets	1,560,202	2,996,865
Total assets	53,525,565	80,693,339
Total liabilities	(2,111,670)	(29,384,186)
Net assets	$51,413,895	$51,309,153

Schedule of VIEs Reported Consolidated Statements of Operations and Comprehensive Income

Summarized below is the information related to the financial performance of the VIEs reported in the Company’s consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Revenues	$14,402,329	$25,116,139	$15,821,980
Cost of revenues	$654,979	$729,752	$380,072
Total operating expenses	$12,329,417	$3,477,939	$1,555,571
Net income	$1,530,958	$24,268,121	$13,920,490